Fair Value Measurements	12 Months Ended
Mar. 31, 2016
Zeecol Limited [Member]
Fair Value Measurements

11.	FAIR VALUE MEASUREMENTS

Fair value measurement principles

The fair value of financial assets and liabilities must be estimated for recognition and measurement and for disclosure purposes.

When preparing the financial statements for the year ending 31 March 2016, the Company has adopted NZ IFRS 13 Fair Value Measurement which requires disclosure of fair value measurements by level of the following fair value hierarchy:

a) quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1)

b) inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices) (Level 2), and

c) inputs for the assets or liability that are not based on observable market data (unobservable inputs) (Level 3).

The Company does not have any financial instruments which are recognised at fair value at reporting date.

Assets and liabilities not carried at fair value but for which fair value is disclosed

The following table analyses within the fair value hierarchy the Company’s assets and liabiliites (by class) not measured at fair value but for which fair value is disclosed.

31 March 2016	Level 1	Level 2	Level 3	Total
Assets
Loans and receivables
- Cash and cash equivalents	118,598	-	-	118,598
- Term deposit	-			-
- Trade and other receivables	-	-	176,322	176,322
Total	118,598	-	176,322	294,920

Liabilities
Trade and other payables	-	-	54,368	54,368
Total	-	-	54,368	54,368

31 March 2015	Level 1	Level 2	Level 3	Total
Assets
Loans and receivables
- Cash and cash equivalents	31,698	-	-	31,698
- Term deposit	250,000			250,000
- Trade and other receivables	-	-	24,767	24,767
Total	281,698	-	24,767	306,465

Liabilities
Trade and other payables	-	-	11,838	11,838
Total	-	-	11,838	11,838

There were no transfers between levels during the period.

The assets and liabilities in the above table are carried at amortised cost; their carrying values are a reasonable approximation of fair value.

Loans and receivables include contractual amounts for settlement of trades and other obligations due to the Company. Trade and other payables represent contractual amounts and other obligations due by the Company.